UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    November 15, 2005

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $1,017,737,578

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Synopsys Inc.            	  COM        871607107     83,164         4,440,221     SH             SOLE	          4,440,221
CSG Systems Intl Inc              COM        126349109     21,585           994,263     SH             SOLE                 994,263
Autozone Inc.                     COM        053332102     34,651           416,223     SH             SOLE                 416,223
Bisys Group Inc.            	  COM        055472104     32,960         2,454,166     SH             SOLE	          2,454,166
Accenture Ltd.		          COM        G1150G111     71,787         2,819,588     SH             SOLE               2,819,588
Extreme Networks Inc.             COM        30226D106     14,602         3,281,225     SH             SOLE               3,281,225
First Data Corp.            	  COM        319963104     18,214           455,359     SH             SOLE	            455,359
Tyco International Ltd.        	  COM        902124106     59,024         2,119,364     SH             SOLE	          2,119,364
IDT Corp.                         COM        448947309      2,988           245,170     SH             SOLE                 245,170
Microsoft Corp.            	  COM        594918104    130,964         5,089,917     SH             SOLE	          5,089,917
Comcast Corp.                     COM        20030N101    127,503         4,339,797     SH             SOLE               4,339,797
Cisco Systems Inc.                COM        17275R102    135,776         7,576,757     SH             SOLE               7,576,757
Mercury Interactive Corp.     	  COM        589405109    124,274         3,138,237     SH             SOLE	          3,138,237
USA Mobility Inc.	          COM        90341G103     42,031         1,557,864     SH             SOLE               1,557,864
Dollar Tree Stores Inc.           COM        256747106     44,838         2,071,019     SH             SOLE               2,071,019
Freddie Mac	            	  COM        313400301     37,042           656,073     SH             SOLE	            656,073
Expedia, Inc. 		       	  COM        30212P105     36,335         1,834,196     SH             SOLE	          1,834,196


                            TOTAL                       1,017,738